Consolidated Statements of Changes in Shareholders' Equity (unaudited) - CAD ($) $ in Millions	Total	Share capital [Member]	Contributed surplus [Member]	Retained Earnings [Member]	Accumulated other comprehensive loss [Member]	Total [Member]	Equity attributable to non-controlling interests [Member]
Balance, as previously reported (as previously reported [member]) at Aug. 31, 2017	$ 6,154	$ 4,090	$ 30	$ 2,164	$ (131)	$ 6,153	$ 1
Balance, as previously reported (Change in accounting policy adjustments [note 2] [member]) at Aug. 31, 2017	0
Balance, as previously reported at Aug. 31, 2017	6,194
Net income (loss) | as previously reported [member]	(50)
Net income (loss) | Change in accounting policy adjustments [note 2] [member]	(5)
Net income (loss)	(64)	0	0	(64)	0	(64)	0
Other comprehensive income (loss)	73	0	0	0	73	73	0
Comprehensive income (loss)	9	0	0	(64)	73	9	0
Dividends	(196)	0	0	(196)	0	(196)	0
Dividend reinvestment plan	0	106	0	(106)	0	0	0
Shares issued under stock option plan	27	31	(4)	0	0	27	0
Share-based compensation	2	0	2	0	0	2	0
Restated balance at Feb. 28, 2018	6,036	4,227	28	1,838	(58)	6,035	1
Restated balance | Transition Adjustments - IFRS 15 [note 2] [member]	5,979	4,349	27	1,641	(39)	5,978	1
Restated balance	5,970	4,349	27	1,632	(39)	5,969	1
Balance, as previously reported (as previously reported [member]) at Aug. 31, 2018	5,957	4,349	27	1,619	(39)	5,956	1
Balance, as previously reported (Change in accounting policy adjustments [note 2] [member]) at Aug. 31, 2018	(9)
Balance, as previously reported at Aug. 31, 2018	5,970
Net income (loss)	339	0	0	341	0	341	0
Other comprehensive income (loss)	(6)	0	0	0	(6)	(6)	0
Comprehensive income (loss)	335	0	0	341	(6)	335	0
Dividends	(200)	0	0	(200)	0	(200)	0
Dividend reinvestment plan	0	107	0	(107)	0	0	0
Shares issued under stock option plan	22	26	(4)	0	0	22	0
Share-based compensation	2	0	2	0	0	2	0
Restated balance at Feb. 28, 2019	$ 6,129	$ 4,482	$ 25	$ 1,666	$ (45)	$ 6,128	$ 1